Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 651,319	$ 112,221	$ 150,555
Stock subscription receivable, subsequently collected	500,000
Accounts receivable, net	628,963	$ 314,743	329,557
Deferred commissions	85,656	80,348	62,732
Prepaid expenses	569,367	402,040	487,659
TOTAL CURRENT ASSETS	2,435,305	909,352	1,030,503
PROPERTY AND EQUIPMENT, net	711,181	295,925	$ 353,420
GOODWILL	204,000	204,000
INTANGIBLE ASSETS, NET	1,142,503	1,437,001
DEFERRED COMMISSIONS	55,182	103,312	$ 101,468
DEFERRED FINANCING COSTS	162,720	61,153	107,936
TOTAL ASSETS	4,710,891	3,010,743	1,593,327
CURRENT LIABILITIES
Accounts payable	1,085,098	746,554	937,200
Accrued expenses	223,123	201,768	153,113
Accrued interest	182,432	182,184	1,953,502
Deferred revenue	$ 910,960	747,113	$ 510,319
Warrant liability		$ 163,570
Current maturities of capital lease obligations	$ 321,686
Current portion of long-term debt	2,214,257	$ 2,070,217	$ 3,170,672
TOTAL CURRENT LIABILITIES	4,937,556	$ 4,111,406	6,724,806
CAPITAL LEASE OBLIGATIONS, net of current maturities	466,936
LONG TERM DEBT, net of current portion	2,492,000	$ 2,566,486	3,933,253
WARRANT LIABILITY	2,535,649	146,000	309,000
DEFERRED REVENUE	359,209	412,219	401,758
ACCRUED INTEREST	254,329	160,593	95,270
ACCRUED RENT	6,333	25,333	61,482
TOTAL LIABILITIES	$ 11,052,012	$ 7,422,037	$ 11,525,569
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT
Convertible preferred stock, $.0001 Par Value, 20,000,000 shares authorized, 44,030 and 2,229,702 and 0 shares issued and outstanding	$ 4	$ 223
Common shares, $.0001 Par Value, 500,000,000 shares authorized, 16,934,497 and 5,625,957, 30,300,179 and 16,934,497 issued and outstanding	3,030	1,694	$ 563
Additional paid-in-capital	57,964,143	$ 47,307,314	26,668,258
Series C Stock Subscription Receivable	(450,000)
Accumulated deficit	(63,858,298)	$ (51,720,525)	(36,601,063)
TOTAL SHAREHOLDERS' DEFICIT	(6,341,121)	(4,411,294)	(9,932,242)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 4,710,891	$ 3,010,743	$ 1,593,327